Risk and Capital Management- Summary of VaR Total - Historical Simulation (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	R$ 381.5	R$ 372.3
Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	898.4	764.7
Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	37.3	11.9
Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	50.1	46.4
Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1.0	0.8
Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	(605.3)	(451.5)
Average [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	399.3	409.9
Average [Member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	851.4	721.0
Average [Member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	24.7	20.4
Average [Member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	39.2	45.4
Average [Member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1.6	1.5
Bottom of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	294.7	304.8
Bottom of range [member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	720.0	583.6
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	12.7	6.5
Bottom of range [member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	23.6	38.5
Bottom of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	0.6	0.7
Top of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	603.6	874.0
Top of range [member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	1,042.9	1,311.9
Top of range [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	45.2	50.2
Top of range [member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	58.5	54.9
Top of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	R$ 3.1	R$ 4.0